Ordinary Share	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Ordinary Share
13.	Ordinary share

On March 23, 2018, Canaan Inc. was incorporated as an exempted company with limited liability company with authorized share capital of US$50,000 divided into 500,000,000 shares with par value US$0.0001 each. In June 2018, the authorized share capital of US$50,000, which represented 500,000,000 issued shares, was subdivided into 1,000,000,000,000 shares of a par value of US$0.00000005 each.

In February 2019, the Company issued 222,222,222 ordinary shares to existing shareholders at a price of US$0.45 per share for a total cash consideration of US$100 million. Out of the 222,222,222 ordinary shares issued, 403,157 issued ordinary shares were contributed by the then existing shareholders to the Trust for future share awards (Note 14).

On November 21, 2019, the Company completed its IPO and became listed on the Nasdaq Global Market by issuing 10,000,000 American Depositary Shares (“ADSs”) at the price of US$9.00 per ADS for a total gross proceeds of US$90 million. Each ADS represents 15 Class A ordinary shares.

Upon the completion of the Company’s IPO, the Company’s authorized share capital was re-designated into Class A ordinary shares and Class B ordinary shares, Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to fifteen votes. In addition, certain matters including those related to the change of control of the Company require an additional approval by the holders of a majority of Class A ordinary shares voting as a separate class. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Class B ordinary shares will be automatically converted into the same number of Class A ordinary shares under certain circumstances, including any transfer of Class B ordinary shares by a holder thereof to any person or entity which is not an affiliate of such holder.

As of December 31, 2019, the authorized ordinary shares are 1,000,000,000,000, of which 2,372,222,222 shares were issued and 2,350,123,270 shares were outstanding. These outstanding shares consist of (1) 1,993,498,826 Class A ordinary shares and (2) 356,624,444 Class B ordinary shares, which were held by the Chairman and CEO of the Company.